Prospectus Supplement

March 27, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 27, 2009 to the Prospectus dated May 1, 2008 of:

International Real Estate Portfolio

U.S. Real Estate Portfolio

Each Portfolio has re-opened and will once again offer its shares to all eligible investors. Therefore, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How to Purchase Class I and Class P Shares" is hereby deleted.

Please retain this supplement for future reference.

MSIREUISPT3

Statement of Additional Information Supplement

March 27, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 27, 2009 to the Statement of Additional Information dated May 1, 2008:

With respect to the International Real Estate Portfolio and U.S. Real Estate Portfolio, each Portfolio has re-opened and will once again offer its shares to all eligible investors. Therefore, the double asterisk on the first page of the Statement of Additional Information is hereby deleted with respect to International Real Estate Portfolio and U.S. Real Estate Portfolio.

Please retain this supplement for future reference.